Debt Obligations - Schedule of Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jun. 20, 2020	Mar. 31, 2020	Jan. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Obligations under finance leases	$ 1.6
Total aggregate finance lease and debt payments	805.0				$ 713.7
Issuance discount, net and deferred financing costs	(31.4)				(37.1)
Debt obligations	$ 773.6				676.6
11.50% Senior Secured Notes, due 2021 | Subsequent Event
Debt Instrument [Line Items]
Outstanding debt		$ 50.6
Interest rate (as a percent)		11.50%
HC2 Broadcasting Holdings, Inc
Debt Instrument [Line Items]
Interest rate (as a percent)	11.00%
Construction | LIBOR | LIBOR plus 5.85% Note, due 2023 | Real Estate Term Advance
Debt Instrument [Line Items]
Outstanding debt	$ 77.0				80.0
Construction | LIBOR | LIBOR plus 1.5% Line of Credit | Real Estate Term Advance
Debt Instrument [Line Items]
Outstanding debt	48.9				34.0
Construction | LIBOR | Obligations under finance leases | Real Estate Term Advance
Debt Instrument [Line Items]
Outstanding debt	0.2				0.0
Energy | Obligations under finance leases
Debt Instrument [Line Items]
Other, various maturity dates	2.4				3.2
Energy | LIBOR plus 3.0% Term Loan due in 2023
Debt Instrument [Line Items]
Outstanding debt	27.1				0.0
Energy | 5.00% Term Loan due in 2022
Debt Instrument [Line Items]
Outstanding debt	$ 11.2				12.4
Interest rate (as a percent)	5.00%
Energy | 4.50% Note due in 2022
Debt Instrument [Line Items]
Outstanding debt	$ 10.2				11.3
Interest rate (as a percent)	4.50%
Life Sciences | Notes payable, due 2019
Debt Instrument [Line Items]
Outstanding debt	$ 0.0				1.7
Broadcasting
Debt Instrument [Line Items]
Obligations under finance leases	1.4				1.0
Broadcasting | Senior Notes Due October 2019, 8.5%
Debt Instrument [Line Items]
Outstanding debt	$ 0.0				35.0
Interest rate (as a percent)	8.50%
Broadcasting | 10.50% Note due 2020
Debt Instrument [Line Items]
Outstanding debt	$ 42.5				0.0
Interest rate (as a percent)	10.50%
Broadcasting | Other, various maturity dates
Debt Instrument [Line Items]
Outstanding debt	$ 7.9				10.1
Broadcasting | Tranche A Senior Notes, Due October 2020
Debt Instrument [Line Items]
Outstanding debt	$ 36.2			$ 42.5	0.0
Interest rate (as a percent)	8.50%
Non-Operating Corporate | 11.50% Senior Secured Notes, due 2021
Debt Instrument [Line Items]
Outstanding debt	$ 470.0				470.0
Interest rate (as a percent)	11.50%
Non-Operating Corporate | 11.50% Senior Secured Notes, due 2021 | Subsequent Event
Debt Instrument [Line Items]
Value of principal amount given 30 day redemption notice			$ 76.9
Non-Operating Corporate | 7.50% Convertible Senior Notes, due 2022
Debt Instrument [Line Items]
Outstanding debt	$ 55.0				55.0
Interest rate (as a percent)	7.50%
Non-Operating Corporate | LIBOR plus 6.75% Line of Credit
Debt Instrument [Line Items]
Outstanding debt	$ 15.0				$ 0.0
Basis spread on variable rate (as a percent)	6.75%